OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of basis of geographical segments
	Year ended December 31
	2025	2024	2023
	USD thousands

United States	334,446	333,661	303,954
Rest of America	3,705	5,262	7,826
APAC	9,685	11,442	6,537
EMEA	16,944	15,112	13,676

Total	364,780	365,477	331,993

Disclosure for non current assets segments based on geographical location of non current assets
	Year ended December 31
	2025	2024
	USD thousands

United States	62,252	74,409
Israel	296,640	305,010
APAC	1,354	1,170
EMEA	3,168	3,406

Total	363,414	383,995

*
Other than Deferred tax assets, Investment in shares and Other long-term assets. As of December 31, 2025 and 2024, Intangible assets, net, which are non-related to a specific geographic area, in the total amount of USD 248 million and USD 246 million, respectively, are presented as part of the parent company, which is located in Israel.